Expense Example, No Redemption - Nuveen Global Infrastructure Fund - ETF Class	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 90
Expense Example, No Redemption, 3 Years	304
Expense Example, No Redemption, 5 Years	568
Expense Example, No Redemption, 10 Years	$ 1,325